OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments (Unaudited)
March 31, 2022

	Shares	Value
COMMON STOCKS - 93.7%
BRAZIL - 13.4%
Afya Ltd. (n)	449	$6,470
Azul SA, ADR (n)	20,513	308,721
Banco Bradesco SA, ADR	61,704	286,307
Itau Unibanco Holding SA, ADR	100,399	573,278
Petroleo Brasileiro SA, ADR	63,904	945,779
Raizen SA, Preference	352,512	519,026
Vale SA, ADR	54,697	1,093,393
Total BRAZIL		3,732,974
CHILE - 0.9%
Sociedad Quimica y Minera de Chile SA, ADR	2,820	241,392
Total CHILE		241,392
CHINA - 31.2%
Air China Ltd. (n)	321,745	223,672
Alibaba Group Holding Ltd. (n)	56,528	771,421
Aluminum Corporation of China Ltd. (n)	1,172,426	678,615
Anhui Conch Cement Company Ltd. (n)	91,159	466,231
Baoshan Iron & Steel Company Ltd.	414,648	439,947
Cathay Pacific Airways Ltd. (n)	372,071	364,959
China Merchants Bank Company Ltd. (n)	27,000	210,180
China Youran Dairy Group Ltd (e) (n)	6,791	3,105
Galaxy Entertainment Group Ltd.	84,221	498,368
Geely Automobile Holdings Ltd.	92,673	143,552
JD Logistics, Inc. (e) (n)	142,400	346,361
Muyuan Foods Company Ltd.	31,239	278,470
Nine Dragons Paper Holdings Ltd.	306,160	265,853
Orient Overseas International Ltd.	27,323	719,753
Pacific Basin Shipping Ltd.	995,228	532,871
Pharmaron Beijing Company Ltd. (e) (n)	15,311	184,136
Ping An Bank Company Ltd. (n)	99,900	241,029
Riyue Heavy Industry Company Ltd.	53,211	172,789
Shanghai International Airport Company Ltd. (n)	57,076	440,203
Suofeiya Home Collection Company Ltd.	62,800	189,492
Tencent Holdings Ltd.	11,711	539,811
Weichai Power Company Ltd. (n)	158,371	248,230
WuXi AppTec Company Ltd. (e)	19,663	307,214
Zijin Mining Group Company Ltd. (n)	295,503	448,120
Total CHINA		8,714,382
GREECE - 1.6%
Alpha Services and Holdings SA (n)	363,443	446,184
Total GREECE		446,184
HUNGARY - 1.3%
OTP Bank Nyrt	10,345	375,296
Total HUNGARY		375,296
INDIA - 8.9%
Axis Bank Ltd., GDR (n)	8,453	418,247
ICICI Bank Ltd., ADR	29,828	564,942
Larsen & Toubro Ltd., GDR	26,936	623,422
Reliance Industries Ltd., GDR (e)	12,643	867,359
Total INDIA		2,473,970
INDONESIA - 6.4%
Bank Rakyat Indonesia Persero Tbk PT	2,495,243	805,925
Freeport-McMoRan, Inc.	15,336	762,813
Semen Indonesia Persero Tbk PT	466,107	215,107
Total INDONESIA		1,783,845
MEXICO - 5.0%
Cemex SAB de CV, ADR (n)	76,828	406,420
Fresnillo PLC	30,876	295,582
Grupo Financiero Banorte SAB de CV	92,206	694,535
Total MEXICO		1,396,537
PERU - 1.6%
Credicorp Ltd.	2,563	440,503
Total PERU		440,503
RUSSIA - 0.2%
LUKOIL PJSC, ADR (f)	7,421	–
Novatek PJSC (f)	771	–
Polymetal International PLC	14,788	58,690
Sberbank of Russia PJSC, ADR (f)	39,273	–
Total RUSSIA		58,690
SOUTH AFRICA - 3.7%
AngloGold Ashanti Ltd., ADR	31,776	752,774
Impala Platinum Holdings Ltd.	18,089	278,431
Total SOUTH AFRICA		1,031,205
SOUTH KOREA - 11.3%
Hana Financial Group, Inc.	13,671	543,739
KB Financial Group, Inc.	8,170	409,431
LG Chem Ltd.	844	368,800
Samsung Electronics Company Ltd.	23,519	1,345,826
SK Hynix, Inc.	5,058	486,576
Total SOUTH KOREA		3,154,372
TAIWAN - 6.7%
MediaTek, Inc. (n)	10,184	316,932
Taiwan Semiconductor Manufacturing Company Ltd.	58,767	1,205,518
Yageo Corp. (n)	23,149	345,548
Total TAIWAN		1,867,998
THAILAND - 1.5%
Charoen Pokphand Foods PCL	579,200	419,140
Total THAILAND		419,140
Total COMMON STOCKS
(Cost $27,377,918)		26,136,488
EXCHANGE TRADED FUND - 2.1%
India - 2.1%
iShares MSCI India ETF	13,200	588,324
Total EXCHANGE TRADED FUND
(Cost $627,838)		588,324
Total Investments - 95.8%
(Cost $28,005,756)		26,724,812
Other Assets in Excess of Liabilities - 4.2%		1,181,259
TOTAL NET ASSETS - 100.0%		$27,906,071
The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR — American Depositary Receipt
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the total value of all such securities was $1,708,175 or 6.1% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of March 31, 2022, the total value of all such securities was $0 or 0.0% of net assets. These securities are characterized as a Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(n) — Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of employees of the Adviser.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2022:

	Level 1	Level 2	Level 3		Total
Common Stocks:
Brazil	$3,732,974	$-	$-		$3,732,974
Chile	241,392	-	-		241,392
China	-	8,714,382	-		8,714,382
Greece	-	446,184	-		446,184
Hungary	-	375,296	-		375,296
India	564,942	1,909,028	-		2,473,970
Indonesia	762,813	1,021,032	-		1,783,845
Mexico	1,100,955	295,582	-		1,396,537
Peru	440,503	-	-		440,503
Russia	-	58,690	-	(a)	58,690
South Africa	752,774	278,431	-		1,031,205
South Korea	-	3,154,372	-		3,154,372
Taiwan	-	1,867,998	-		1,867,998
Thailand	-	419,140	-		419,140
Total Common Stocks	7,596,353	18,540,135	-		26,136,488
Exchange Traded Fund:
India	$588,324	$-	$-		$588,324
Total Exchange Traded Fund	588,324	-	-		588,324
Total	$8,184,677	$18,540,135	$-		$26,724,812

(a) Includes securities determined to have no value.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31, 2022.

	Value as of March 31, 2022		Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input

Common Stocks

Russia	$-	(a)

(a) Includes securities determined to have no value.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks

Balance as of December 31, 2021	$-
Accrued discounts (premiums)	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases at cost	-
Sales proceeds	-
Transfer into Level 3(b)	-
Balance as of March 31, 2022	$-	(a)
Change in unrealized gains or losses relating to assets still held at the reporting	$-

(a) Includes securities determined to have no value.
(b) Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.